Condensed Parent Company Financial Information - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net Income	$ 1,607	$ 1,556	$ 1,517	$ 1,342	$ 1,439	$ 1,507	$ 1,522	$ 1,416	$ 1,224	$ 1,407	$ 1,247	$ 1,362	$ 6,022	$ 5,884	$ 5,240
Adjustments to reconcile net income to cash provided by operations:
Securities gain													(56)	(133)	(159)
Change in other assets, liabilities													316	(308)	339
Net cash provided by operating activities													7,666	7,163	6,949
Cash flows from investing activities:
Purchase of investment securities													(69,684)	(34,893)	(55,693)
Proceeds from sale of securities													1,576	2,483	4,309
Net cash provided by (used in) investing activities													(36,685)	(23,421)	(39,282)
Cash flows from financing activities:
Cash dividends paid													(2,082)	(2,026)	(1,970)
Cash received from exercise of stock options														7	8
Net cash provided by financing activities													23,368	17,582	8,054
Increase in cash													(5,651)	1,324	(24,279)
Parent Company [Member]
Cash flows from operating activities:
Net Income													6,022	5,884	5,240
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends													(3,904)	(3,653)	(3,073)
Securities gain													(35)
Change in other assets, liabilities													2	(111)	42
Net cash provided by operating activities													2,085	2,120	2,209
Cash flows from investing activities:
Purchase of investment securities															(37)
Proceeds from sale of securities													88
Net cash provided by (used in) investing activities													88		(37)
Cash flows from financing activities:
Cash dividends paid													(2,082)	(2,026)	(1,970)
Cash received from exercise of stock options														7	8
Net cash provided by financing activities													(2,082)	(2,019)	(1,962)
Increase in cash													91	101	210
Cash at beginning of year				$ 699				$ 598				$ 388	699	598	388
Cash at end of year	$ 790				$ 699				$ 598				$ 790	$ 699	$ 598